SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Oct. 07, 2021	Sep. 30, 2021	Jul. 30, 2021	Apr. 30, 2021
Defined Benefit Plan Disclosure [Line Items]
Government subsidies	$ 38,364
Accumulated deficit	$ 102,678	$ 83,550
GMT Niger [Member]
Defined Benefit Plan Disclosure [Line Items]
Outstanding capital stock, percentage				37.10%
Sanabil SA [Member]
Defined Benefit Plan Disclosure [Line Items]
Bears risk loss, percentage			60.00%
MDS Burkina [Member]
Defined Benefit Plan Disclosure [Line Items]
Bears risk loss, percentage					78.21%
MDS Mali [Member]
Defined Benefit Plan Disclosure [Line Items]
Bears risk loss, percentage						70.35%